22. DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2018
Derivative Financial Instruments
DERIVATIVE FINANCIAL INSTRUMENTS
	12.31.18	12.31.17

Derivatives designated as hedge accounting
Assets
Non-deliverable forward (NDF)	16.8	1.1
Currency option contracts	101.4	23.5
Commodities (corn) non-deliverable forward (NDF)	22.1	0.8
Corn option contracts - B3	-	0.8
Commodities (soybean) non-deliverable forward (NDF)	0.6	1.1
Commodities (soybean oil) non-deliverable forward (NDF)	-	0.1
	140.9	27.4

Liabilities
Non-deliverable forward of currency (NDF)	(21.0)	(6.8)
Currency option contracts	(75.8)	(25.9)
Commodities (corn) non-deliverable forward (NDF)	(3.5)	(4.6)
Corn future contracts - B3	(0.1)	-
Corn option contracts - B3	-	(0.6)
Commodities (soybean) non-deliverable forward (NDF)	(3.3)	-
Commodities (soybean meal) non-deliverable forward (NDF)	(2.7)	(3.0)
Soybean meal option contracts	-	(1.5)
Commodities (soybean oil) non-deliverable forward (NDF)	(4.3)	(0.1)
Exchange rate contracts currency (Swap)	-	(166.3)
	(110.7)	(208.8)

Derivatives not designated as hedge accounting
Assets
Non-deliverable forward of currency (NDF)	2.4	36.4
Currency option contracts	2.6	1.5
Exchange rate contracts currency (Swap)	36.4	25.2
	41.4	63.1

Liabilities
Non-deliverable forward of currency (NDF)	(12.3)	(2.0)
Currency future contracts - B3	(9.4)	(0.2)
Swap (index / currency / stocks)	(3.4)	(2.0)
Deliverable forwards contracts	(99.2)	(86.5)
	(124.3)	(90.7)

Current assets	182.3	90.5
Current liabilities	(235.0)	(299.5)

The collateral given in the transactions set forth above are disclosed in note 7.